Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of Income
Net revenue from services rendered	R$ 600,779	R$ 454,420	R$ 408,095
General and administrative expenses	(411,975)	(252,264)	(229,349)
Operating profit	188,804	202,156	178,746
Finance income	86,871	121,809	112,133
Finance expenses	(112,225)	(54,580)	(19,065)
Finance profit, net	(25,354)	67,229	93,068
Equity gain/(loss)	(1,500)
Profit before income taxes	161,950	269,385	271,814
Income taxes	(45,977)	(49,926)	(52,413)
Profit for the year	115,973	219,459	219,401
Attributable to the shareholders of the parent company	118,202	220,608	219,417
Attributable to non-controlling interests	R$ (2,229)	R$ (1,149)	R$ (16)
Basic earnings per share in Brazilian Reais	R$ 2.14	R$ 4.02	R$ 3.89
Diluted earnings per share in Brazilian Reais	R$ 2.08	R$ 3.85	R$ 3.84